FINANCE LEASE OBLIGATIONS (Details Narrative) - Lease [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease expiration description	The Company has entered into mining equipment leases expiring between 2020 and 2025
Line of credit facilities	$ 5,000
Remaining line of credit facilities	4,780
Net carrying amount	$ 2,697	$ 3,461
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	0.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	14.49%